CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss.	$ (16,859,828)	$ (10,352,050)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and depletion	1,117,144	979,808
Amortization of debt discounts	333,917	4,510,004
Amortization of deferred financing costs	1,897	1,266,917
Gain on settlement of property tax.	(183,359)	0
Common stock issued for services	14,381	303,709
Warrant expense	0	130,000
Option expense	0	270,087
Loss on debt extinguishment	0	812,428
Loss on abandonment of mineral property.	11,632,201	0
Gain on derivative liabilities.	(37,545)	(779,411)
Changes in current assets and liabilities:
Accounts receivable.	(64,507)	(209,252)
Inventory	0	125,881
Prepaid expenses.	265,390	(181,399)
Accounts payable.	1,551,347	918,655
Accounts payable-related party	47,363	(37,620)
Accrued liabilities	1,535,400	1,449,223
Net cash used in operating activities	(646,199)	(793,020)
Cash Flows from Investing Activities:
Purchase of property and equipment	(518,779)	(2,437,917)
Capital expenditures for land and mineral properties	(48,620)	(4,320,079)
Restricted cash	(17)	0
Deposits.	365,643	(122,691)
Net cash used in investing activities	(201,773)	(6,880,687)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock, net of issuance costs	0	3,835,267
Proceeds from exercise of warrants	0	168
Bank overdraft (replenish bank overdraft)	72,948	57,964
Payment for deferred financing costs	0	(44,850)
Proceeds from related party debt and common stock	1,419,546	184,380
Payments on related party debt	0	(5,000)
Proceeds from convertible debt	0	3,928,000
Proceeds from debt	210,136	1,210,356
Payments on debt	(944,810)	(1,466,520)
Payments made on capital lease obligations	0	(89,488)
Net cash provided by financing activities	757,820	7,610,277
Net decrease in cash and cash equivalents	(90,152)	(63,430)
Cash and cash equivalents at beginning of period	97,533	65,003
Cash and Cash Equivalents at End of Period	7,381	1,573
Supplemental cash flow information:
Cash paid for interest	137,636	188,051
Cash paid for income taxes	0	0
Noncash Investing and Financing Activities:
Equipment acquired through capital lease	0	180,302
Equipment acquired through issuance of accounts payable	0	168,835
Debt and interest converted to common shares	0	5,556,697
Accrued interest converted to convertible debt	0	2,127,408
Debt discount due to beneficial conversion feature	0	6,513,580
Warrants issued for debt issuance costs	0	1,123,979
Debt financing costs accrued	0	257,500
Common shares issued for settlement of accrued liabilities	$ 109,892	$ 299,000